Investments in Investee Entities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries Line Items
Balance of non-controlling interests	$ 245,940	$ 224,743
Current assets	423,704	413,311
Non-current assets	3,109,663	2,422,029
Current liabilities	385,349	201,066
Non-current liabilities	2,097,984	1,876,893
Revenue	192,172	102,461	$ 70,324
Profit (loss)	38,113	21,675	(41,035)
Profit (loss) attributed to non-controlling interests	13,364	10,458	2,834
Cash flows from operating activities	90,376	52,023	38,810
Cash flows from investing activities	(820,000)	(644,638)	(492,450)
Cash flows from financing activities	684,741	752,314	343,528
Total change in cash and cash equivalents	$ (44,883)	$ 159,699	$ (110,112)
Mivtachim Green Energies
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %			0.00%
Balance of non-controlling interests			$ 0
Current assets			0
Non-current assets			0
Current liabilities			0
Non-current liabilities			0
Revenue			2,473
Profit (loss)			(3,422)
Profit (loss) attributed to non-controlling interests			1,189
Cash flows from operating activities			6,582
Cash flows from investing activities			493
Cash flows from financing activities			(6,726)
Total change in cash and cash equivalents			$ 350
Co-Op
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %	49.90%	49.90%	49.90%
Balance of non-controlling interests	$ 26,276	$ 19,196	$ 12,277
Current assets	21,511	17,002	17,821
Non-current assets	230,604	252,630	282,885
Current liabilities	18,345	17,359	27,270
Non-current liabilities	181,112	213,806	248,833
Revenue	40,348	49,510	40,785
Profit (loss)	13,875	17,354	8,177
Profit (loss) attributed to non-controlling interests	3,542	5,911	4,079
Cash flows from operating activities	26,998	29,673	23,028
Cash flows from investing activities	(911)	1,297	(184)
Cash flows from financing activities	(20,133)	(30,708)	(24,204)
Total change in cash and cash equivalents	$ 5,954	$ 262	$ (1,360)
The Nordic Wind
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %		31.18%
Balance of non-controlling interests		$ 21,184
Current assets		18,354
Non-current assets		179,603
Current liabilities		20,017
Non-current liabilities		110,002
Revenue		11,757
Profit (loss)		6,017
Profit (loss) attributed to non-controlling interests		1,876
Cash flows from operating activities		(3,839)
Cash flows from investing activities		5,817
Cash flows from financing activities		1,084
Total change in cash and cash equivalents		$ 3,062
The Iberian Wind
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %	28.01%		28.07%
Balance of non-controlling interests	$ 56,786		$ 34,837
Current assets	48,514		6,145
Non-current assets	412,951		133,536
Current liabilities	36,803		7,185
Non-current liabilities	222,372		8,406
Revenue	43,512		0
Profit (loss)	21,026		(35)
Profit (loss) attributed to non-controlling interests	5,902		(10)
Cash flows from operating activities	22,915		(383)
Cash flows from investing activities	(108,038)		(80,745)
Cash flows from financing activities	106,344		85,222
Total change in cash and cash equivalents	$ 21,221		$ 4,094
Danuba Power
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %	52.00%	52.00%
Balance of non-controlling interests	$ 25,792	$ 23,487
Current assets	20,362	12,135
Non-current assets	134,658	139,701
Current liabilities	11,252	20,392
Non-current liabilities	94,168	86,277
Revenue	23,718	0
Profit (loss)	7,323	2,277
Profit (loss) attributed to non-controlling interests	3,808	1,184
Cash flows from operating activities	11,857	3,093
Cash flows from investing activities	(28,775)	(62,746)
Cash flows from financing activities	19,144	63,838
Total change in cash and cash equivalents	$ 2,226	$ 4,185
Bjornberget
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %		49.00%
Balance of non-controlling interests		$ 55,144
Current assets		34,008
Non-current assets		203,728
Current liabilities		15,419
Non-current liabilities		109,778
Revenue		0
Profit (loss)		(72)
Profit (loss) attributed to non-controlling interests		(35)
Cash flows from operating activities		(118)
Cash flows from investing activities		(75,037)
Cash flows from financing activities		103,552
Total change in cash and cash equivalents		$ 28,397